Document and Entity Information	Aug. 27, 2020
Cover [Abstract]
Entity Registrant Name	SOUTHWESTERN ENERGY CO
Amendment Flag	false
Entity Central Index Key	0000007332
Document Type	8-K
Document Period End Date	Aug. 27, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-08246
Entity Tax Identification Number	71-0205415
Entity Address, Address Line One	10000 Energy Drive
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	(832)
Local Phone Number	796-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	SWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false